EQ/GAMCO Small Company Value Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/GAMCO Small Company Value Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

Expense Example - EQ/GAMCO Small Company Value Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	113	353	612	1,352
Class IB Shares	113	353	612	1,352